Average Annual Total Returns - Cornerstone Moderately Aggressive Fund	None or same as Fund Name Return Before Taxes 1 Year	None or same as Fund Name Return Before Taxes 5 Years	None or same as Fund Name Return Before Taxes 10 Years	None or same as Fund Name Return After Taxes on Distributions 1 Year	None or same as Fund Name Return After Taxes on Distributions 5 Years	None or same as Fund Name Return After Taxes on Distributions 10 Years	None or same as Fund Name Return After Taxes on Distributions and Sale of Fund Shares 1 Year	None or same as Fund Name Return After Taxes on Distributions and Sale of Fund Shares 5 Years	None or same as Fund Name Return After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 1 Year	MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 5 Years	MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 10 Years	Cornerstone Moderately Aggressive Composite Index (reflects no deduction for fees, expenses, or taxes) 1 Year		Cornerstone Moderately Aggressive Composite Index (reflects no deduction for fees, expenses, or taxes) 5 Years		Cornerstone Moderately Aggressive Composite Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	8.92%	7.12%	5.38%	8.17%	5.82%	4.33%	5.38%	5.15%	3.92%	16.25%	12.26%	9.13%	13.13%	[1]	9.55%	[1]	7.70%	[1]

[1]	The Cornerstone Moderately Aggressive Composite Index is a combination of unmanaged indexes representing the Fund’s model allocation, and consists of the MSCI USA Investable Market Index (IMI) Gross (34%), the MSCI ACWI ex USA IMI Net (23%), the Bloomberg U.S. Universal Index (38%), the Bloomberg Commodity Index Total Return (1.5%), the MSCI U.S. Real Estate Investment Trust (REIT) Index Gross (1.5%), and the Bloomberg U.S. Treasury - Bills (1-3M) (2%).